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                                              Rule 497(d)
                                              Reg. No.  333-38800



                  Government Securities Equity Trust Series 12

                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.